Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Natural Gas Swap [Member]
Derivative [Line Items]
MMBTUs covered by natural gas swaps	3,600,000
Foreign Currency Contracts [Member]
Derivative [Line Items]
Notional value of foreign currency contracts	$ 9.2
Natural Gas Forward Purchase Contracts [Member]
Derivative [Line Items]
Net deferred losses on cash flow hedges on natural gas forward purchase contracts that are included in accumulated other comprehensive income that are expected to be reclassified into earnings during the next twelve months	40.7
Reclassification of earnings, time period, in months	12
Purchase Commitments Due in 2012 [Member] | Natural Gas Forward Purchase Contracts [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	91.4
Purchase Commitments Due in 2013 [Member] | Natural Gas Forward Purchase Contracts [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	38.6
Purchase Commitments Due in 2014 [Member] | Natural Gas Forward Purchase Contracts [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	29.2
Purchase Commitments Due in 2015 [Member] | Natural Gas Forward Purchase Contracts [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	28.3
Purchase Commitments Due in 2016 [Member] | Natural Gas Forward Purchase Contracts [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	27.9
Purchase Commitments Due Between 2017 and 2028 [Member] | Natural Gas Forward Purchase Contracts [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	$ 373.6